Commitments and Credit Risk	12 Months Ended
Dec. 31, 2021
Commitments and Credit Risk
Commitments and Credit Risk

Note 18: Commitments and Credit Risk

At December 31, 2021 and 2020, total commercial and commercial real estate loans made up 78.7% and 78.3%, respectively, of the loan portfolio. Installment loans account for 1.5% and 1.9%, respectively, of the loan portfolio. Real estate loans comprise 19.8% and 19.8% of the loan portfolio as of December 31, 2021 and 2020, respectively, and primarily include first mortgage loans on residential properties and home equity lines of credit.

Included in cash and cash and cash equivalents as of December 31, 2021 and 2020 is $79.6 and $39.7 million, respectively, of deposits with the Federal Reserve Bank of Cleveland.

COVID-19: Update on Company Action and Ongoing Risks

In December 2019, a novel coronavirus (COVID-19) was reported in China, and, in March 2020, the World Health Organization declared it a pandemic. On March 12, 2020, the President of the United States declared the COVID-19 outbreak in the United States a national emergency. The COVID-19 pandemic has caused significant economic dislocation in the United States as many state and local governments have ordered non-essential businesses to close and residents to shelter in place at home. This has resulted in an unprecedented slow-down in economic activity and a related increase in unemployment. As a result of the spread of COVID-19, economic uncertainties arose which can ultimately affect the financial position, results of operations and cash flows of the Company as well as the Company’s customers. The Coronavirus Aid, Relief, and Economic Security Act passed by Congress in March 2020 (CARES Act) included relief for individual Americans, health care workers, small businesses and certain industries hit hard by the COVID-19 pandemic.  The 2021 Consolidated Appropriations Act, passed by Congress in December 2020, extended certain provisions of the CARES Act affecting the Company into 2021.

The CARES Act included several provisions designed to help financial institutions like the Bank in working with their customers.  Section 4013 of the CARES Act, as extended,  allows a financial institution to elect to suspend generally accepted accounting principles and regulatory determinations with respect to qualifying loan modifications related to COVID-19 that would otherwise be categorized as a troubled debt restructuring (TDR) until January 1, 2022.  The Bank has taken advantage of this provision to extend certain payment modifications to loan customers in need.  As of December 31, 2021, the Bank has $7.8 million of outstanding loans that were modified and are paying interest only and a $67,000 loan on total payment deferrals. These modifications were granted in 2020 under the CARES Act guidance.

Commitments to Originate Loans

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

At December 31, 2021 and 2020, the Company had outstanding commitments to originate variable rate loans aggregating approximately $75.8 million and $39.6 million, respectively. The commitments extended over varying periods of time with the majority being disbursed within a one-year period.

Mortgage loans in the process of origination represent amounts that the Company plans to fund within a normal period of 60 to 90 days, some of which are intended for sale to investors in the secondary market. The Company did not have any mortgage loans in the process of origination which are intended for sale at December 31, 2021 or 2020.

Standby Letters of Credit

Standby letters of credit are irrevocable conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers. Fees for letters of credit are initially recorded by the Company as deferred revenue and are included in earnings at the termination of the respective agreements. Should the Company be obligated to perform under the standby letters of credit, the Company may seek recourse from the customer for reimbursement of amounts paid.

The Company had $127,000 and $22,000 at December 31, 2021 and 2020, respectively in outstanding standby letters of credit.  At both December 31, 2021 and 2020, the Company had no deferred revenue under standby letter of credit agreements.

Lines of Credit and Other

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Lines of credit generally have fixed expiration dates. Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate. Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At December 31, 2021, the Company had granted unused lines of credit to borrowers aggregating approximately $78.1 million and $39.6 million for commercial lines and open-end consumer lines, respectively. At December 31, 2020, the Company had granted unused lines of credit to borrowers aggregating approximately $49.4 million and $39.6 million for commercial lines and open-end consumer lines, respectively.